Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of employee benefits

	12.31.2023	12.31.2022
Liabilities
Short-term employee benefits	1,986	1,452
Termination benefits	143	192
Post-employment benefits	16,382	11,246
Total	18,511	12,890
Current	2,932	2,215
Non-current	15,579	10,675

Schedule of short term employee benefits

	12.31.2023	12.31.2022
Variable compensation programs	464	489
Accrued vacation	574	505
Salaries and related charges and other provisions	343	327
Profit sharing	605	131
Total	1,986	1,452
Current	1,944	1,421
Non-current (1)	42	31
(1) Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	2023	2022	2021
Salaries, accrued vacations and related charges	(3,478)	(3,006)	(2,665)
Variable compensation programs (1)	(416)	(547)	(469)
Profit sharing (1)	(595)	(131)	(125)
Management fees and charges	(14)	(14)	(15)
Total	(4,503)	(3,698)	(3,274)
(1) It includes adjustments to provisions related to previous years.

Schedule of provisions for termination benefits

	2023	2022
Opening Balance	192	349
Effects in the statement of income	(10)	16
Enrollments	6	18
Revision of provisions	(16)	(2)
Effects in cash and cash equivalents	(53)	(199)
Settlements in the period	(53)	(199)
Translation adjustment	14	26
Closing Balance	143	192
Current	81	75
Non-current	62	117

Schedule of post employment benefits

	12.31.2023	12.31.2022
Liabilities
Health Care Plan - Saúde Petrobras - AMS	9,662	5,813
Petros Pension Plan - Renegotiated (PPSP-R)	4,221	3,606
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,338	1,041
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	519	284
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	461	339
Petros 2 Pension Plan (PP-2)	181	163
Total	16,382	11,246
Current	907	719
Non-current	15,475	10,527

Schedule of reconciliation of deficit

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	330	341
Ordinary and extraordinary future contributions - sponsor	4,212	1,079
Contributions related to the TFC - sponsor	691	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)	(431)
Net actuarial liability recorded by the Company	3,890	1,380
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of other characteristics

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.

Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (1).	Financial obligations with a principal amounting to US$131 at 12/31/2023.	Financial obligations with a principal amounting to US$390 at 12/31/2023.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$267 at 12/31/2023.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.
(1) This obligation is recorded in these financial statements, within actuarial liabilities.

Schedule of changes in the actuarial liabilities

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	14,941	4,806	1,357	9,662	30,766
(-) Fair value of plan assets	(10,201)	(3,007)	(1,176)	−	(14,384)
Net actuarial liability as of December 31, 2023	4,740	1,799	181	9,662	16,382
Changes in the net actuarial liability
Balance as of January 1, 2023	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	490	169	30	853	1,542
Current service cost	11	2	10	144	167
Net interest	479	167	20	709	1,375
Recognized in Equity - other comprehensive income	433	253	(14)	2,902	3,574
Remeasurement effects (2)	433	253	(14)	2,902	3,574
Cash effects	(385)	(115)	(12)	(415)	(927)
Contributions paid	(357)	(103)	(12)	(415)	(887)
Payments related to Term of financial commitment (TFC)	(28)	(12)	−	−	(40)
Other changes	312	112	14	509	947
Others	−	−	−	1	1
Translation Adjustment	312	112	14	508	946
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,771	4,119	1,102	5,813	−	23,805
(-) Fair value of plan assets	(8,881)	(2,739)	(939)	−	−	(12,559)
Net actuarial liability as of December 31, 2022	3,890	1,380	163	5,813	−	11,246

Changes in the net actuarial liability
Balance as of January 1, 2022 (2)	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	457	129	33	609	−	1,228
Current service cost	10	1	13	105	−	129
Net interest	447	128	20	504	−	1,099
Recognized in Equity - other comprehensive income	420	417	(45)	791	−	1,583
Remeasurement effects recognized in other comprehensive income	420	417	(45)	791	−	1,583
Cash effects	(1,325)	(421)	−	(384)	−	(2,130)
Contributions paid	(304)	(94)	−	(384)	−	(782)
Payments related to Term of financial commitment (TFC)	(1,021)	(327)	−	−	−	(1,348)
Other changes	288	86	10	312	(11)	685
Others	−	−	−	1	(10)	(9)
Translation Adjustment	288	86	10	311	(1)	694
Balance at December 31, 2022	3,890	1,380	163	5,813	−	11,246
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the payment of US$ 1,324 of a portion of the TFC made on February 25, 2022.

Schedule of changes in present value of the obligation

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	12,771	4,119	1,102	5,813	23,805
Recognized in the Statement of Income	1,559	496	141	853	3,049
Interest expense	1,548	494	131	709	2,882
Service cost	11	2	10	144	167
Recognized in Equity - other comprehensive income	737	274	73	2,902	3,986
Remeasurement: Experience (gains) / losses (2)	(318)	(107)	(94)	54	(465)
Remeasurement: (gains) / losses - demographic assumptions	929	80	(1)	127	1,135
Remeasurement: (gains) / losses - financial assumptions (2)	126	301	168	2,721	3,316
Others	(126)	(83)	41	94	(74)
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Contributions paid by participants	25	6	9	−	40
Translation Adjustment	1,014	324	93	507	1,938
Present value of obligations at the end of the year	14,941	4,806	1,357	9,662	30,766
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	11,481	3,485	987	4,485	9	20,447
Recognized in the Statement of Income	1,277	382	129	609	−	2,397
Interest expense	1,267	381	116	504	−	2,268
Service cost	10	1	13	105	−	129
Recognized in Equity - other comprehensive income	281	380	(6)	791	−	1,446
Remeasurement: Experience (gains) / losses	1,367	687	95	(277)	−	1,872
Remeasurement: (gains) / losses - demographic assumptions	−	4	6	(25)	−	(15)
Remeasurement: (gains) / losses - financial assumptions	(1,086)	(311)	(107)	1,093	−	(411)
Others	(268)	(128)	(8)	(72)	(9)	(485)
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Contributions paid by participants	23	6	−	−	−	29
Others	−	−	1	−	(9)	(8)
Translation Adjustment	797	245	63	312	−	1,417
Present value of obligations at the end of the year	12,771	4,119	1,102	5,813	−	23,805
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the fair value of plan assets

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	8,881	2,739	939	−	12,559
Recognized in the Statement of Income	1,069	327	111	−	1,507
Interest income	1,069	327	111	−	1,507
Recognized in Equity - other comprehensive income	304	21	87	−	412
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	304	21	87	−	412
Cash effects	385	115	12	415	927
Contributions paid by the sponsor (Company)	357	103	12	415	887
Term of financial commitment (TFC) paid by the Company	28	12	−	−	40
Other Changes	(438)	(195)	27	(415)	(1,021)
Contributions paid by participants	25	6	9	−	40
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Translation Adjustment	702	212	79	(2)	991
Fair value of plan assets at the end of the year	10,201	3,007	1,176	−	14,384
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2022
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	7,431	2,316	822	−	(2)	10,567
Recognized in the Statement of Income	820	253	96	−	−	1,169
Interest income	820	253	96	−	−	1,169
Recognized in Equity - other comprehensive income	(139)	(37)	39	−	−	(137)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(139)	(37)	39	−	−	(137)
Cash effects	1,325	421	−	384	−	2,130
Contributions paid by the sponsor (Company)	304	94	−	384	−	782
Term of financial commitment (TFC) paid by the Company	1,021	327	−	−	−	1,348
Other Changes	(556)	(214)	(18)	(384)	2	(1,170)
Contributions paid by participants	23	6	−	−	−	29
Benefits paid, net of assisted contributions	(1,088)	(379)	(72)	(384)	−	(1,923)
Transfer and contribution for PP-3	−	−	−	−	2	2
Translation Adjustment	509	159	54	−	−	722
Fair value of plan assets at the end of the year	8,881	2,739	939	−	−	12,559
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of pension plan assets by type of asset

				2023		2022
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	1,466	1,466	10%	1,353	11%
Fixed income	3,212	7,698	10,910	75%	8,845	70%
Government bonds	1,756	7,694	9,450	−	7,450	−
Fixed income funds	786	−	786	−	864	−
Other investments	670	4	674	−	531	−
Variable income	735	210	945	5%	1,427	9%
Common and preferred shares	735	−	735	−	1,184	−
Other investments	−	210	210	−	243	−
Structured investments	185	31	216	4%	159	4%
Real estate properties	−	541	541	4%	490	4%
	4,132	9,946	14,078	98%	12,274	98%
Loans to participants	−	306	306	2%	285	2%
Fair value of plan assets at the end of the year	4,132	10,252	14,384	100%	12,559	100%

Schedule of net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Related to active employees (cost of sales and expenses)	(48)	(9)	(14)	(299)	−	(370)
Related to retirees (other income and expenses)	(442)	(160)	(16)	(554)	−	(1,172)
Net expenses for 2023	(490)	(169)	(30)	(853)	−	(1,542)
Net expenses for 2022	(457)	(129)	(33)	(609)	−	(1,228)
Net expenses for 2021	(469)	(178)	(72)	(1,388)	9	(2,098)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of expected future cash flows

	2023					2022
	Pension Plan			Health Care Plan	Total	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Up to 1 Year	225	387	84	388	1,084	1,728
1 to 5 Years	4,915	1,602	361	2,077	8,955	7,021
6 to 10 Years	3,579	1,125	276	1,990	6,970	5,367
11 To 15 Years	2,514	747	205	1,646	5,112	3,762
Over 15 Years	3,708	945	431	3,561	8,645	5,927
Total	14,941	4,806	1,357	9,662	30,766	23,805
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of defined benefit obligation

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	11.18	7.29	10.92	7.22

Schedule of actuarial assumptions

					Pension Plans	2023 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	9.53%	9.52%	9.46%	9.46%	9.56%	9.56%
Real discount rate	5.42%	5.41%	5.35%	5.35%	5.45%	5.45%
Nominal expected salary growth (including inflation) (2)	4.89%	4.63%	4.89%	4.63%	7.07%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	13.11% a 3.75% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: PPSP-R: Ex Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	PPSP-R: AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.90% for 2024 and converging to 3.75% in 2031 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2022 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	11,95%	11,95%	11.93%	11.93%	11.97%	11,97%
Real discount rate	6.16%	6.16%	6.15%	6.15%	6.18%	6.18%
Nominal expected salary growth (including inflation) (2)	6.27%	6.16%	6.27%	6.16%	7.74%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	9.87% a 3.25% p.a.
Mortality table	Petros Experience 2013	Petros Experiences 2020	Petros Experiences 2016	Petros Experiences 2020	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros 2013
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	n/a	n/a	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 5.45% for 2023 and converging to 3.25% in 2027 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Schedule of change in the discount rate

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,804)	2,357	(1,102)	1,364	1,388	(1,133)
Current Service cost and interest cost	(31)	73	(67)	82	198	(157)